Great-West Life & Annuity Insurance Company of New York
489 Fifth Ave., 28th Floor
New York, New York 10017

April 26, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Great-West Life & Annuity Insurance Company of New York
Variable Annuity-2 Series Account
Certification Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 333-177070; 811-05961

Ladies and Gentlemen:

In lieu of filing the form of the prospectus and Statement of Additional Information for Variable Annuity-2 Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

1.    The form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Amendment No. 10 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement; and

2.    The text of Amendment No. 10 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 21, 2016.

If you require any additional information regarding the foregoing, please contact the undersigned at (303) 737-0415.

Great-West Life & Annuity Insurance Company of New York
Variable Annuity-2 Series Account
(Registrant)

By: /s/ Brian G. Stallworth

Brian G. Stallworth
Counsel
Great-West Life & Annuity Insurance Company of New York